INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Inventory consists of the following:
	June 30,	December 31,
	2026	2025
Finished goods	$991,155	$337,971
Raw materials	6,369,992	-
Total inventory	$7,361,147	$337,971
Inventory consists of the following:
	December 31,	December 31,
	2025	2024
Finished goods	$337,971	$-
Raw materials	-	-
Total inventory, net	$337,971	$-